Eaton Vance

Diversified Currency Income Fund

July 31, 2019 (Unaudited)

Eaton Vance Diversified Currency Income Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in International Income Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At July 31, 2019, the value of the Fund’s investment in the Portfolio was $88,164,206 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

International Income Portfolio

July 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 21.3%

Security	Principal Amount (000’s omitted)		Value
Dominican Republic — 4.9%
Dominican Republic, 16.00%, 7/10/20(1)	DOP	208,000	$4,347,020

Total Dominican Republic			$4,347,020

Georgia — 0.2%
Georgia Treasury Bond, 7.00%, 5/30/24	GEL	430	$145,074

Total Georgia			$145,074

Iceland — 5.2%
Republic of Iceland, 6.25%, 2/5/20	ISK	557,133	$4,619,758

Total Iceland			$4,619,758

Nigeria — 0.1%
Republic of Nigeria, 0.00%, 2/6/20(1)	NGN	23,430	$61,167
Republic of Nigeria, 0.00%, 2/20/20(1)	NGN	11,710	30,436

Total Nigeria			$91,603

Serbia — 1.9%
Serbia Treasury Bond, 10.00%, 3/20/21	RSD	156,760	$1,649,647

Total Serbia			$1,649,647

Sri Lanka — 3.9%
Sri Lanka Government Bond, 10.75%, 3/1/21	LKR	586,000	$3,422,557

Total Sri Lanka			$3,422,557

Ukraine — 5.1%
Ukraine Government International Bond, 0.00%, 4/1/20(1)	UAH	39,375	$1,403,900
Ukraine Government International Bond, 14.64%, 6/10/20	UAH	19,125	750,571
Ukraine Government International Bond, 15.70%, 1/20/21(1)	UAH	30,860	1,210,319
Ukraine Government International Bond, 18.00%, 3/24/21(1)	UAH	28,055	1,133,877

Total Ukraine			$4,498,667

Total Foreign Government Bonds (identified cost $19,042,618)			$18,774,326

Mortgage Pass-Throughs — 0.9%

Security	Principal Amount		Value
Federal National Mortgage Association:
2.208%, (COF + 1.25%), with maturity at 2035(2)		$460,808	$451,772
3.994%, (COF + 1.77%), with maturity at 2035(2)		309,828	320,210

			$771,982

Total Mortgage Pass-Throughs (identified cost $772,723)			$771,982

Short-Term Investments — 83.5%

Foreign Government Securities — 14.8%

Security	Principal Amount (000’s omitted)		Value
Egypt — 7.3%
Egypt Treasury Bill, 0.00%, 8/6/19	EGP	22,400	$1,349,509
Egypt Treasury Bill, 0.00%, 8/20/19	EGP	27,525	1,662,373
Egypt Treasury Bill, 0.00%, 10/22/19	EGP	20,650	1,210,011
Egypt Treasury Bill, 0.00%, 4/14/20	EGP	3,100	168,124
Egypt Treasury Bill, 0.00%, 4/21/20	EGP	30,200	1,632,806
Egypt Treasury Bill, 0.00%, 4/28/20	EGP	8,050	429,855

Total Egypt			$6,452,678

Georgia — 1.6%
Georgia Treasury Bill, 0.00%, 7/2/20	GEL	4,570	$1,455,484

Total Georgia			$1,455,484

Nigeria — 4.9%
Nigeria OMO Bill, 0.00%, 8/29/19	NGN	121,510	$332,012
Nigeria OMO Bill, 0.00%, 9/12/19	NGN	178,690	485,729
Nigeria OMO Bill, 0.00%, 9/19/19	NGN	153,170	417,447
Nigeria OMO Bill, 0.00%, 9/26/19	NGN	26,872	73,115
Nigeria OMO Bill, 0.00%, 12/5/19	NGN	44,677	118,891
Nigeria OMO Bill, 0.00%, 12/19/19	NGN	89,814	238,001
Nigeria OMO Bill, 0.00%, 2/20/20	NGN	35,140	91,333
Nigeria OMO Bill, 0.00%, 3/5/20	NGN	263,924	683,040
Nigeria OMO Bill, 0.00%, 4/2/20	NGN	21,526	55,211
Nigeria OMO Bill, 0.00%, 4/9/20	NGN	32,378	82,857
Nigeria OMO Bill, 0.00%, 4/23/20	NGN	143,610	365,838
Nigeria OMO Bill, 0.00%, 5/28/20	NGN	126,716	318,691
Nigeria Treasury Bill, 0.00%, 2/27/20	NGN	351,400	911,302
Nigeria Treasury Bill, 0.00%, 4/2/20	NGN	40,249	103,233
Nigeria Treasury Bill, 0.00%, 4/30/20	NGN	9,687	24,621

Total Nigeria			$4,301,321

Uruguay — 1.0%
Uruguay Treasury Bill, 0.00%, 1/3/20	UYU	31,168	$871,528

Total Uruguay			$871,528

Total Foreign Government Securities (identified cost $12,898,546)			$13,081,011

U.S. Treasury Obligations — 59.8%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 8/1/19		$11,000	$11,000,000
U.S. Treasury Bill, 0.00%, 8/8/19		13,200	13,194,624
U.S. Treasury Bill, 0.00%, 8/15/19		15,000	14,988,176

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 8/22/19	$2,600	$2,596,990
U.S. Treasury Bill, 0.00%, 10/31/19	11,000	10,943,573

Total U.S. Treasury Obligations (identified cost $52,723,498)		$52,723,363

Other — 8.9%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.31%(3)	7,864,812	$7,864,812

Total Other (identified cost $7,864,802)		$7,864,812

Total Short-Term Investments (identified cost $73,486,846)		$73,669,186

Total Investments — 105.7% (identified cost $93,302,187)		$93,215,494

Other Assets, Less Liabilities — (5.7)%		$(5,043,148)

Net Assets — 100.0%		$88,172,346

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2019, the aggregate value of these securities is $8,186,719 or 9.3% of the Portfolio’s net assets.

(2)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at July 31, 2019.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2019 was $143,955.

Centrally Cleared Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
JPY	111,869,578	USD	1,027,760	8/1/19	$548
JPY	54,950,916	USD	505,784	8/1/19	(674)
JPY	57,083,948	USD	525,417	8/1/19	(700)
USD	1,027,760	JPY	111,660,942	8/1/19	1,370
USD	525,417	JPY	56,986,678	8/1/19	1,594

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	525,417	JPY	56,992,000	8/1/19	$1,545
USD	505,784	JPY	54,877,578	8/1/19	1,348
BRL	4,466,000	USD	1,186,220	8/2/19	(15,992)
BRL	5,603,667	USD	1,488,397	8/2/19	(20,066)
BRL	3,409,667	USD	883,448	8/2/19	9,989
BRL	750,000	USD	200,588	8/2/19	(4,066)
MXN	17,000,000	USD	895,574	8/2/19	(8,482)
MXN	17,000,000	USD	893,373	8/2/19	(6,282)
USD	905,646	BRL	3,409,667	8/2/19	12,209
USD	199,208	BRL	750,000	8/2/19	2,686
USD	1,178,364	BRL	4,466,000	8/2/19	8,136
USD	1,478,150	BRL	5,603,667	8/2/19	9,819
USD	895,574	MXN	17,000,000	8/2/19	8,482
USD	891,453	MXN	17,000,000	8/2/19	4,361
EUR	358,000	USD	403,375	8/8/19	(6,878)
USD	1,775,804	EUR	1,574,364	8/8/19	32,146
USD	869,531	EUR	770,895	8/8/19	15,740
CZK	20,000,000	USD	871,361	8/15/19	(9,955)
SEK	16,300,000	USD	1,711,142	8/15/19	(22,342)
USD	917,324	EUR	808,600	8/15/19	21,276
USD	69,254	EUR	61,046	8/15/19	1,606
PLN	3,300,000	USD	865,249	8/23/19	(13,411)
CLP	575,000,000	USD	830,037	8/26/19	(13,203)
NOK	16,363,000	USD	1,878,214	8/26/19	(29,391)
RUB	60,000,000	USD	945,694	8/26/19	(6,492)
JPY	248,000,000	USD	2,309,490	8/29/19	(25,421)
BRL	1,750,000	USD	461,930	8/30/19	(4,219)
CLP	300,000,000	USD	433,651	8/30/19	(7,470)
EUR	396,200	USD	442,722	8/30/19	(3,151)
INR	30,000,000	USD	432,963	8/30/19	(2)
INR	63,000,000	USD	909,222	8/30/19	(4)
RUB	30,000,000	USD	471,817	8/30/19	(2,506)
USD	2,677,667	EUR	2,359,282	8/30/19	60,120
USD	3,331,212	EUR	2,962,104	8/30/19	44,853
USD	1,746,531	EUR	1,563,003	8/30/19	12,429
USD	445,570	EUR	396,200	8/30/19	5,999
BRL	4,466,000	USD	1,175,650	9/4/19	(7,980)
BRL	5,603,667	USD	1,474,746	9/4/19	(9,625)
COP	2,839,039,000	USD	883,651	9/16/19	(20,734)
AUD	955,000	USD	672,452	9/17/19	(18,330)
AUD	1,146,000	USD	805,226	9/17/19	(20,280)
JPY	118,130,422	USD	1,096,109	9/19/19	(6,342)
USD	1,862,900	EUR	1,618,000	9/20/19	64,681
NOK	6,300,000	USD	740,937	9/26/19	(28,534)
JPY	54,877,578	USD	507,934	9/30/19	(1,235)
JPY	56,992,000	USD	527,650	9/30/19	(1,429)
AUD	2,241,258	USD	1,541,533	10/4/19	(5,614)
IDR	30,943,000,000	USD	2,161,881	10/7/19	12,480
USD	624,658	IDR	8,840,785,000	10/7/19	3,417
USD	683,969	IDR	9,680,215,000	10/7/19	3,742
PHP	136,855,000	USD	2,653,257	10/10/19	25,741
AUD	1,103,742	USD	778,348	10/17/19	(21,653)

Currency Purchased		Currency Sold				Settlement Date	Value/Unrealized Appreciation (Depreciation)
AUD	1,146,000	USD	807,907			10/17/19	$(22,241)
MXN	17,000,000	USD	878,412			10/31/19	(4,315)
USD	1,563,121	EUR	1,372,212			1/22/20	22,494
USD	877,502	EUR	775,740			1/27/20	6,189

							$25,981

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
JPY	111,869,578	USD	1,029,680	Standard Chartered Bank	8/1/19	$—	$(1,372)
JPY	111,869,578	USD	1,038,300	Standard Chartered Bank	8/1/19	—	(9,993)
USD	1,029,680	JPY	111,869,578	Standard Chartered Bank	8/1/19	1,372	—
USD	1,029,623	JPY	111,869,578	Standard Chartered Bank	8/1/19	1,316	—
BRL	5,910,000	USD	1,575,741	Standard Chartered Bank	8/2/19	—	(27,141)
SEK	16,500,000	USD	1,764,391	JPMorgan Chase Bank, N.A.	8/2/19	—	(56,537)
USD	1,726,247	SEK	16,500,000	Goldman Sachs International	8/2/19	18,393	—
USD	1,569,763	BRL	5,910,000	Standard Chartered Bank	8/2/19	21,163	—
TRY	5,000,000	USD	873,353	Standard Chartered Bank	8/5/19	21,097	—
CAD	2,300,000	USD	1,713,477	Credit Agricole Corporate and Investment Bank	8/8/19	29,449	—
HUF	240,000,000	EUR	737,621	JPMorgan Chase Bank, N.A.	8/8/19	—	(2,042)
MAD	22,140,000	USD	2,278,950	BNP Paribas	8/9/19	14,649	—
UGX	982,637,000	USD	256,162	Standard Chartered Bank	8/14/19	9,133	—
ARS	59,500,000	USD	1,360,000	BNP Paribas	8/20/19	—	(36,988)
RSD	277,312,000	EUR	2,351,297	JPMorgan Chase Bank, N.A.	8/22/19	349	—
MXN	7,600,000	USD	395,713	State Street Bank and Trust Company	8/29/19	—	(910)
SEK	16,500,000	USD	1,729,684	Goldman Sachs International	8/29/19	—	(18,372)
TRY	2,000,000	USD	346,109	JPMorgan Chase Bank, N.A.	8/29/19	8,259	—
USD	439,593	AUD	625,000	Standard Chartered Bank	8/29/19	11,758	—
USD	437,865	CAD	575,000	Bank of America, N.A.	8/29/19	1,955	—
ZAR	4,900,000	USD	350,818	UBS AG	8/29/19	—	(10,307)
PEN	14,283,000	USD	4,334,092	Societe Generale	9/3/19	—	—
EUR	68,000	USD	76,037	Goldman Sachs International	9/6/19	—	(550)
USD	514,366	EUR	460,000	Goldman Sachs International	9/6/19	3,721	—
MAD	1,899,000	USD	196,401	Societe Generale	9/11/19	227	—
MAD	1,220,000	USD	126,405	Societe Generale	9/13/19	—	(87)
THB	32,255,000	USD	1,029,919	Standard Chartered Bank	9/13/19	19,898	—
THB	26,000,000	USD	831,288	Standard Chartered Bank	9/13/19	14,944	—
CNH	5,750,000	USD	828,697	UBS AG	9/16/19	3,335	—
RON	3,700,000	EUR	776,370	BNP Paribas	9/19/19	3,107	—
THB	27,830,000	USD	896,556	Standard Chartered Bank	9/24/19	9,484	—
THB	20,872,000	USD	672,141	Standard Chartered Bank	9/24/19	7,373	—
THB	21,420,000	USD	690,867	Standard Chartered Bank	9/24/19	6,487	—
USD	465,706	THB	14,274,000	Standard Chartered Bank	9/24/19	998	—
USD	929,776	THB	28,549,000	Standard Chartered Bank	9/24/19	328	—
USD	381,455	THB	11,747,000	Standard Chartered Bank	9/24/19	—	(983)
THB	2,364,000	USD	76,757	Standard Chartered Bank	9/30/19	217	—
THB	2,364,000	USD	76,766	Standard Chartered Bank	9/30/19	208	—
THB	1,418,000	USD	46,024	Standard Chartered Bank	9/30/19	148	—
THB	907,000	USD	29,525	Standard Chartered Bank	9/30/19	8	—
UGX	994,582,000	USD	259,614	Standard Chartered Bank	9/30/19	6,276	—
UGX	1,065,780,000	USD	276,109	Citibank, N.A.	10/25/19	7,230	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
UGX	966,940,000	USD	248,252	Standard Chartered Bank	11/20/19	$7,315	$—
UGX	2,087,369,000	USD	535,223	Citibank, N.A.	11/26/19	15,733	—
UGX	970,600,000	USD	245,535	Standard Chartered Bank	1/30/20	6,964	—
UGX	992,807,000	USD	247,583	Standard Chartered Bank	3/16/20	7,604	—
UGX	1,047,780,000	USD	261,031	Citibank, N.A.	4/20/20	5,820	—
UGX	967,448,000	USD	239,527	Standard Chartered Bank	6/15/20	2,973	—
UGX	1,079,000,000	USD	269,279	Citibank, N.A.	6/26/20	321	—

						$269,612	$(165,282)

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Depreciation
Interest Rate Futures
U.S. 10-Year Treasury Note	2	Short	9/19/19	$(254,844)	$(2,750)

					$(2,750)

Abbreviations:

COF	-	Cost of Funds 11th District

OMO	-	Open Markets Operation

Currency Abbreviations:

ARS	-	Argentine Peso

AUD	-	Australian Dollar

BRL	-	Brazilian Real

CAD	-	Canadian Dollar

CLP	-	Chilean Peso

CNH	-	Yuan Renminbi Offshore

COP	-	Colombian Peso

CZK	-	Czech Koruna

DOP	-	Dominican Peso

EGP	-	Egyptian Pound

EUR	-	Euro

GEL	-	Georgian Lari

HUF	-	Hungarian Forint

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

ISK	-	Icelandic Krona

JPY	-	Japanese Yen

LKR	-	Sri Lankan Rupee

MAD	-	Moroccan Dirham

MXN	-	Mexican Peso

NGN	-	Nigerian Naira

NOK	-	Norwegian Krone

PEN	-	Peruvian Sol

PHP	-	Philippine Peso

PLN	-	Polish Zloty

RON	-	Romanian Leu

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

SEK	-	Swedish Krona

THB	-	Thai Baht

TRY	-	New Turkish Lira

UAH	-	Ukrainian Hryvnia

UGX	-	Ugandan Shilling

USD	-	United States Dollar

UYU	-	Uruguayan Peso

ZAR	-	South African Rand

At July 31, 2019, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes futures contracts to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2019 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Foreign Exchange	Forward Foreign Currency Exchange Contracts	$269,612	$(165,282)
Foreign Exchange	Forward Foreign Currency Exchange Contracts (Centrally Cleared)	395,000	(369,019)

Total		$664,612	$(534,301)

Interest Rate	Financial Futures Contracts	$—	$(2,750)

Total		$—	$(2,750)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2019, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$18,774,326	$—	$18,774,326
Mortgage Pass-Throughs	—	771,982	—	771,982
Short-Term Investments - Foreign Government Securities	—	13,081,011	—	13,081,011
U.S. Treasury Obligations	—	52,723,363	—	52,723,363
Other	—	7,864,812	—	7,864,812
Total Investments	$—	$93,215,494	$—	$93,215,494
Forward Foreign Currency Exchange Contracts	$—	$664,612	$—	$664,612
Total	$—	$93,880,106	$—	$93,880,106

Liability Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Exchange Contracts	$—	$(534,301)	$—	$(534,301)
Futures Contracts	(2,750)	—	—	(2,750)
Total	$(2,750)	$(534,301)	$—	$(537,051)

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.